Quarterly Holdings Report
for
Fidelity® Founders Fund
July 31, 2025
RFFF-NPRT1-0925
1.9892520.106
Common Stocks - 97.2%
	Shares	Value ($)
AUSTRALIA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Canva Australia Holdings Pty Ltd Class A (a)(b)(c)	188	259,705
BRAZIL - 1.0%
Consumer Discretionary - 1.0%
Broadline Retail - 1.0%
MercadoLibre Inc (c)	859	2,039,172
CANADA - 3.8%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
VerticalScope Holdings Inc Subordinate Voting Shares (c)	7,292	19,998
Consumer Discretionary - 0.9%
Specialty Retail - 0.9%
Aritzia Inc Subordinate Voting Shares (c)	35,581	1,909,757
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Tourmaline Oil Corp	49,313	2,098,721
Industrials - 0.6%
Professional Services - 0.6%
Thomson Reuters Corp	6,312	1,266,773
Information Technology - 0.8%
IT Services - 0.8%
CGI Inc Class A	1,134	109,324
Shopify Inc Class A (United States) (c)	13,324	1,628,326
		1,737,650
Materials - 0.4%
Metals & Mining - 0.4%
Alamos Gold Inc Class A	29,156	708,489
Barrick Mining Corp (United States)	9,182	193,924
		902,413
TOTAL CANADA		7,935,312
CHINA - 1.4%
Consumer Discretionary - 1.4%
Broadline Retail - 0.9%
Alibaba Group Holding Ltd ADR	8,423	1,016,066
JD.com Inc ADR	29,671	934,340
		1,950,406
Hotels, Restaurants & Leisure - 0.5%
Trip.com Group Ltd ADR	17,096	1,059,097
TOTAL CHINA		3,009,503
FRANCE - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Antin Infrastructure Partners SA	962	14,074
GERMANY - 1.6%
Consumer Discretionary - 0.9%
Specialty Retail - 0.9%
Auto1 Group SE (c)(d)(e)	59,719	1,806,010
Information Technology - 0.7%
Software - 0.7%
SAP SE ADR	5,425	1,555,348
TOTAL GERMANY		3,361,358
INDIA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Jio Financial Services Ltd (c)	13,774	51,553
ITALY - 0.7%
Consumer Discretionary - 0.7%
Textiles, Apparel & Luxury Goods - 0.7%
Brunello Cucinelli SpA	9,494	1,067,420
Moncler SpA	6,110	327,300
		1,394,720
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Stevanato Group SpA (f)	1,737	42,921
TOTAL ITALY		1,437,641
NETHERLANDS - 0.8%
Health Care - 0.8%
Biotechnology - 0.8%
Argenx SE ADR (c)	2,378	1,594,045
SPAIN - 0.4%
Consumer Discretionary - 0.4%
Specialty Retail - 0.4%
Industria de Diseno Textil SA	15,810	755,197
SWEDEN - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
EQT AB	3,315	111,310
SWITZERLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
On Holding AG Class A (c)	300	14,571
TAIWAN - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
Taiwan Semiconductor Manufacturing Co Ltd ADR	4,798	1,159,293
UNITED KINGDOM - 0.1%
Financials - 0.1%
Banks - 0.1%
Starling Bank Ltd (a)	44,800	149,096
UNITED STATES - 86.8%
Communication Services - 15.6%
Entertainment - 5.0%
Netflix Inc (c)	4,610	5,344,834
ROBLOX Corp Class A (c)	19,952	2,749,186
Spotify Technology SA (c)	3,779	2,367,695
		10,461,715
Interactive Media & Services - 10.1%
Alphabet Inc Class C	36,154	6,972,660
Meta Platforms Inc Class A	16,196	12,526,635
Reddit Inc Class A (c)	10,856	1,743,365
Reddit Inc Class B (c)	200	32,118
Snap Inc Class A (c)	10,059	94,856
		21,369,634
Media - 0.5%
Trade Desk Inc (The) Class A (c)	12,946	1,125,784
TOTAL COMMUNICATION SERVICES		32,957,133

Consumer Discretionary - 13.3%
Automobiles - 1.3%
Tesla Inc (c)	8,997	2,773,505
Broadline Retail - 5.8%
Amazon.com Inc (c)	52,161	12,211,412
Hotels, Restaurants & Leisure - 2.5%
Airbnb Inc Class A (c)	9,926	1,314,302
Cava Group Inc (c)	10,297	906,239
DoorDash Inc Class A (c)	1,874	468,969
Dutch Bros Inc Class A (c)	14,871	881,404
Marriott International Inc/MD Class A1	4,907	1,294,614
Monarch Casino & Resort Inc	956	98,430
Penn Entertainment Inc (c)	4,238	76,537
Red Rock Resorts Inc Class A	1,263	77,485
Viking Holdings Ltd (c)	1,500	88,080
		5,206,060
Household Durables - 1.4%
DR Horton Inc	13,853	1,978,763
Garmin Ltd	974	213,072
Lennar Corp Class A	2,800	314,104
Toll Brothers Inc	3,717	439,944
		2,945,883
Specialty Retail - 0.8%
Carvana Co Class A (c)	3,438	1,341,404
Revolve Group Inc Class A (c)	10,100	209,575
Wayfair Inc Class A (c)	2,097	137,647
		1,688,626
Textiles, Apparel & Luxury Goods - 1.5%
Ralph Lauren Corp Class A	10,666	3,186,468
TOTAL CONSUMER DISCRETIONARY		28,011,954

Consumer Staples - 0.2%
Beverages - 0.2%
Coca-Cola Consolidated Inc	4,170	465,998
Energy - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Antero Resources Corp (c)	86,862	3,034,090
Devon Energy Corp	2,524	83,847
Energy Transfer LP	36,300	654,852
		3,772,789
Financials - 13.1%
Capital Markets - 6.9%
Blackrock Inc	3,089	3,416,465
Carlyle Group Inc/The	25,339	1,537,064
Charles Schwab Corp/The	34,549	3,376,474
Coinbase Global Inc Class A (c)	4,528	1,710,497
Intercontinental Exchange Inc	5,071	937,273
KKR & Co Inc Class A	8,753	1,283,015
Morningstar Inc	2,041	564,254
Robinhood Markets Inc Class A (c)	15,264	1,572,955
		14,397,997
Consumer Finance - 0.7%
Capital One Financial Corp	7,189	1,545,635
NerdWallet Inc Class A (c)	400	4,236
		1,549,871
Financial Services - 4.7%
Apollo Global Management Inc	29,428	4,276,477
Berkshire Hathaway Inc Class B (c)	10,506	4,957,571
Chime Financial Inc (c)	600	20,646
Corpay Inc (c)	2,310	746,246
Remitly Global Inc (c)	200	3,300
		10,004,240
Insurance - 0.8%
Arthur J Gallagher & Co	5,787	1,662,316
TOTAL FINANCIALS		27,614,424

Health Care - 6.5%
Biotechnology - 2.1%
Alnylam Pharmaceuticals Inc (c)	7,699	3,019,856
Blueprint Medicines Corp rights (a)(c)	1,000	460
Celldex Therapeutics Inc (c)	13,416	294,884
Crinetics Pharmaceuticals Inc (c)	9,000	257,310
Krystal Biotech Inc (c)	1,473	226,651
Moderna Inc (c)	8,342	246,590
Prelude Therapeutics Inc (c)	300	233
TG Therapeutics Inc (c)(f)	11,615	412,333
		4,458,317
Health Care Equipment & Supplies - 1.5%
Glaukos Corp (c)	3,400	292,706
Masimo Corp (c)	5,916	909,822
Penumbra Inc (c)	7,712	1,945,506
TransMedics Group Inc (c)	481	57,224
		3,205,258
Health Care Providers & Services - 0.1%
Joint Corp/The (c)(f)	1,173	12,950
LifeStance Health Group Inc (c)	37,426	148,955
		161,905
Health Care Technology - 2.1%
Doximity Inc Class A (c)	40,458	2,376,908
Veeva Systems Inc Class A (c)	7,122	2,024,072
		4,400,980
Life Sciences Tools & Services - 0.7%
Bruker Corp	12,350	474,610
Danaher Corp	4,849	956,029
		1,430,639
TOTAL HEALTH CARE		13,657,099

Industrials - 5.1%
Aerospace & Defense - 0.7%
HEICO Corp Class A	6,021	1,553,960
Karman Holdings Inc	400	20,680
		1,574,640
Air Freight & Logistics - 0.3%
FedEx Corp	2,610	583,309
Building Products - 0.4%
Tecnoglass Inc	9,457	737,930
Commercial Services & Supplies - 2.6%
Cintas Corp	5,052	1,124,323
GFL Environmental Inc Subordinate Voting Shares (United States)	58,717	2,955,814
Veralto Corp	1,770	185,549
Waste Connections Inc (United States)	6,417	1,197,861
		5,463,547
Construction & Engineering - 0.0%
Bowman Consulting Group Ltd (c)	3,600	124,847
Professional Services - 0.5%
Paycom Software Inc	4,148	960,428
Trading Companies & Distributors - 0.6%
Watsco Inc	2,776	1,251,643
TOTAL INDUSTRIALS		10,696,344

Information Technology - 27.6%
Electronic Equipment, Instruments & Components - 0.8%
OSI Systems Inc (c)	7,655	1,691,832
Vontier Corp	1,083	44,912
		1,736,744
IT Services - 1.5%
Cloudflare Inc Class A (c)(f)	9,096	1,889,058
CoreWeave Inc Class A (g)	3,200	365,216
CoreWeave Inc Class A (a)(g)	202	23,054
Okta Inc Class A (c)	9,728	951,398
		3,228,726
Semiconductors & Semiconductor Equipment - 8.5%
Analog Devices Inc	9,673	2,172,846
Astera Labs Inc (c)	300	41,019
NVIDIA Corp	88,278	15,702,008
		17,915,873
Software - 16.5%
Applied Intuition Inc Class A (a)(b)(c)	270	36,796
AppLovin Corp Class A (c)	1,995	779,447
Circle Internet Group Inc Class A (f)	300	55,056
Clear Secure Inc Class A	23,390	687,900
Datadog Inc Class A (c)	8,045	1,126,139
Life360 Inc (c)(f)	25,952	1,987,664
Microsoft Corp	32,130	17,141,355
MicroStrategy Inc Class A (c)	917	368,506
nCino Inc (c)	84	2,345
Oracle Corp	21,827	5,539,038
Palantir Technologies Inc Class A (c)	11,822	1,872,014
Pegasystems Inc	18,440	1,082,612
SailPoint Inc	1,100	24,573
Salesforce Inc	4,439	1,146,727
Samsara Inc Class A (c)	2,117	80,510
Zoom Communications Inc Class A (c)	21,946	1,625,101
Zscaler Inc (c)	3,615	1,032,299
		34,588,082
Technology Hardware, Storage & Peripherals - 0.3%
Dell Technologies Inc Class C	5,143	682,424
TOTAL INFORMATION TECHNOLOGY		58,151,849

Materials - 0.6%
Metals & Mining - 0.6%
MP Materials Corp (c)(f)	20,110	1,236,765
Real Estate - 3.0%
Real Estate Management & Development - 0.9%
Zillow Group Inc Class C (c)	25,136	1,999,569
Residential REITs - 0.8%
Camden Property Trust	3,104	338,957
Equity Residential	21,677	1,369,986
		1,708,943
Specialized REITs - 1.3%
Public Storage Operating Co	9,685	2,633,739
TOTAL REAL ESTATE		6,342,251

TOTAL UNITED STATES		182,906,606
TOTAL COMMON STOCKS (Cost $125,906,704)		204,798,436

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Australia Holdings Pty Ltd Series A (a)(b)(c)	17	23,484
Canva Australia Holdings Pty Ltd Series A2 (a)(b)(c)	3	4,144

TOTAL AUSTRALIA		27,628
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (a)(b)(c)	638	149,681
UNITED STATES - 0.2%
Information Technology - 0.2%
IT Services - 0.0%
Yanka Industries Inc Series E (a)(b)(c)	2,484	6,657
Yanka Industries Inc Series F (a)(b)(c)	12,743	54,795
		61,452
Software - 0.2%
Applied Intuition Inc Series A2 (a)(b)(c)	352	47,971
Applied Intuition Inc Series B2 (a)(b)(c)	171	23,303
Evozyne Inc Series A (a)(b)(c)	1,000	15,110
MOLOCO Inc Series A (a)(b)(c)	3,703	261,099
		347,483
TOTAL UNITED STATES		408,935
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $803,323)		586,244

Money Market Funds - 5.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.33	5,393,762	5,394,840
Fidelity Securities Lending Cash Central Fund (h)(i)	4.33	5,204,805	5,205,325
TOTAL MONEY MARKET FUNDS (Cost $10,600,165)			10,600,165

TOTAL INVESTMENT IN SECURITIES - 102.5% (Cost $137,310,192)	215,984,845
NET OTHER ASSETS (LIABILITIES) - (2.5)%	(5,177,110)
NET ASSETS - 100.0%	210,807,735

Legend

(a)	Level 3 security
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $882,745 or 0.4% of net assets.

(c)	Non-income producing.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,806,010 or 0.9% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,806,010 or 0.9% of net assets.

(f)	Security or a portion of the security is on loan at period end.
(g)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $388,270 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $429,154.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Applied Intuition Inc Class A	7/02/24	16,118

Applied Intuition Inc Series A2	7/02/24	21,013

Applied Intuition Inc Series B2	7/02/24	10,208

ByteDance Ltd Series E1	11/18/20	69,908

Canva Australia Holdings Pty Ltd Class A	3/18/24 - 5/03/24	200,532

Canva Australia Holdings Pty Ltd Series A	9/22/23	18,133

Canva Australia Holdings Pty Ltd Series A2	9/22/23	3,200

Evozyne Inc Series A	4/09/21	22,470

MOLOCO Inc Series A	6/26/23	222,180

Yanka Industries Inc Series E	5/15/20	30,005

Yanka Industries Inc Series F	4/08/21	406,206

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
CoreWeave Inc Class A	8/14/2025

CoreWeave Inc Class A	9/24/2025

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,663,370	10,061,290	9,329,820	40,567	-	-	5,394,840	5,393,762	0.0%
Fidelity Securities Lending Cash Central Fund	3,276,043	14,947,804	13,018,522	1,424	-	-	5,205,325	5,204,805	0.0%
Total	7,939,413	25,009,094	22,348,342	41,991	-	-	10,600,165

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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